Inventories (Tables)	12 Months Ended
Dec. 31, 2023
Inventories [Abstract]
Schedule of Inventory
The Group’s inventory primarily consisted of vehicles as follows:

	As of December 31,
	2023	2022
Work in progress	32	1,387
Finished goods and goods for resale	1,070,897	664,789
Provision for impairment	(143,243)	(36,022)
Total	$927,686	$630,154